Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 5,296	$ 1,819	$ 176
Accounts receivable, net	110	112
Inventory	44
Prepaid expenses	1,334	1,835	2,132
Total current assets	6,784	3,766	2,308
Other assets	813	892	1,205
Total assets	7,597	4,658	3,513
Current liabilities
Accounts payable	3,397	3,046	4,372
Accrued expenses	3,255	3,188	1,523
Contract liabilities			100
Notes payable, net of deferred financing costs	363	574	565
Convertible notes, current portion			4,179
Liability classified warrants	17	33	2,307
Total current liabilities	7,032	6,841	13,046
Notes payable, net of deferred financing costs			4,143
Convertible notes, net of current portion			194
Total liabilities	7,032	6,841	17,383
Commitments and contingencies
Stockholders̕ deficit
Preferred stock value
Common stock value	2	2	1
Additional paid-in capital	143,899	137,379	100,863
Accumulated deficit	(143,336)	(139,564)	(114,734)
Total stockholders’ equity/(deficit)	565	(2,183)	(13,870)
Total liabilities and stockholders’ equity/(deficit)	$ 7,597	$ 4,658	$ 3,513